Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
	March 31,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	32,816	30,972
Cash equivalents	209,836	215,279
	242,652	246,251